Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.46%
Australia–0.70%
Rio Tinto PLC	8,254	$543,958
Canada–3.17%
Canadian Pacific Kansas City Ltd.	28,442	2,118,282
Constellation Software, Inc.	130	352,905
		2,471,187
China–3.92%
Contemporary Amperex Technology Co. Ltd., A Shares	25,000	1,417,836
Tencent Holdings Ltd.	19,300	1,644,545
		3,062,381
Denmark–0.24%
Novo Nordisk A/S, Class B	3,349	186,478
France–3.40%
L’Oreal S.A.	1,202	522,253
LVMH Moet Hennessy Louis Vuitton SE	563	346,460
Safran S.A.	4,040	1,433,671
TotalEnergies SE	5,767	351,260
		2,653,644
Germany–1.01%
SAP SE	2,937	786,433
Italy–1.33%
Recordati Industria Chimica e Farmaceutica S.p.A.	16,959	1,035,092
Japan–2.91%
Hoya Corp.	7,700	1,064,681
ITOCHU Corp.	21,200	1,206,245
		2,270,926
Netherlands–2.18%
ASML Holding N.V.	1,741	1,697,801
Sweden–1.13%
Atlas Copco AB, Class A(a)	52,079	883,155
Taiwan–2.23%
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	1,737,513
United Kingdom–6.07%
3i Group PLC	39,298	2,166,221
Coca-Cola Europacific Partners PLC	13,318	1,204,081
London Stock Exchange Group PLC	2,651	304,025
RELX PLC	22,088	1,058,677
		4,733,004
United States–66.17%
Abbott Laboratories	9,400	1,259,036
Alphabet, Inc., Class A	9,063	2,203,215
Amazon.com, Inc.(b)	9,684	2,126,316
American Express Co.	3,601	1,196,108
AMETEK, Inc.	6,620	1,244,560
Shares		Value
United States–(continued)
Amphenol Corp., Class A	8,838	$1,093,703
Analog Devices, Inc.	4,790	1,176,903
Apple, Inc.	11,877	3,024,241
Berkshire Hathaway, Inc., Class B(b)	1,903	956,714
Broadcom, Inc.	3,786	1,249,039
CME Group, Inc., Class A	4,960	1,340,142
Coca-Cola Co. (The)	16,587	1,100,050
Copart, Inc.(b)	9,058	407,338
Costco Wholesale Corp.	492	455,410
Danaher Corp.	2,908	576,540
East West Bancorp, Inc.(a)	9,167	975,827
EOG Resources, Inc.(a)	10,580	1,186,230
Experian PLC	15,336	770,284
Ferguson Enterprises, Inc.	3,189	716,186
Home Depot, Inc. (The)	2,371	960,705
Interactive Brokers Group, Inc., Class A	9,541	656,516
JPMorgan Chase & Co.	4,626	1,459,179
Linde PLC	2,618	1,243,550
Martin Marietta Materials, Inc.(a)	2,211	1,393,549
Mastercard, Inc., Class A	3,768	2,143,276
Meta Platforms, Inc., Class A	3,049	2,239,125
Microsoft Corp.	10,458	5,416,721
Moody’s Corp.	725	345,448
MSCI, Inc.	805	456,764
NVIDIA Corp.	19,353	3,610,883
Old Dominion Freight Line, Inc.	5,326	749,794
O’Reilly Automotive, Inc.(b)	8,012	863,774
QXO, Inc.(a)(b)	44,274	843,862
Texas Instruments, Inc.	7,331	1,346,925
Thermo Fisher Scientific, Inc.(b)	1,944	942,879
Union Pacific Corp.	4,846	1,145,449
Viking Holdings Ltd.(b)	20,358	1,265,453
WEC Energy Group, Inc.(a)	12,770	1,463,314
		51,605,008
Total Common Stocks & Other Equity Interests (Cost $55,186,645)		73,666,580
Exchange-Traded Funds–1.79%
Japan–1.79%
iShares MSCI Japan ETF(a) (Cost $1,210,160)	17,400	1,395,654
Total Exchange-Traded Funds (Cost $1,210,160)		1,395,654
Money Market Funds–3.71%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(c)(d)	1,012,947	1,012,947
Invesco Treasury Portfolio, Institutional Class, 3.99%(c)(d)	1,879,795	1,879,795
Total Money Market Funds (Cost $2,892,742)		2,892,742
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.96% (Cost $59,289,547)		77,954,976
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.30%
Invesco Private Government Fund, 4.14%(c)(d)(e)	2,149,019	$2,149,019
Invesco Private Prime Fund, 4.26%(c)(d)(e)	3,546,552	3,547,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,696,635)		5,696,635
TOTAL INVESTMENTS IN SECURITIES—107.26% (Cost $64,986,182)		83,651,611
OTHER ASSETS LESS LIABILITIES–(7.26)%		(5,663,963)
NET ASSETS–100.00%		$77,987,648
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at September 30, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$887,016	$7,518,748	$(7,392,817)	$-	$-	$1,012,947	$32,411
Invesco Treasury Portfolio, Institutional Class	1,645,922	13,963,389	(13,729,516)	-	-	1,879,795	59,684
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	714,826	36,844,396	(35,410,203)	-	-	2,149,019	34,189*
Invesco Private Prime Fund	1,865,324	83,281,693	(81,599,049)	-	(352)	3,547,616	93,166*
Total	$5,113,088	$141,608,226	$(138,131,585)	$-	$(352)	$8,589,377	$219,450

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$543,958	$—	$543,958
Canada	2,471,187	—	—	2,471,187
China	—	3,062,381	—	3,062,381
Denmark	—	186,478	—	186,478
France	—	2,653,644	—	2,653,644
Germany	—	786,433	—	786,433
Italy	—	1,035,092	—	1,035,092
Japan	1,395,654	2,270,926	—	3,666,580
Netherlands	—	1,697,801	—	1,697,801
Sweden	—	883,155	—	883,155
Taiwan	—	1,737,513	—	1,737,513
United Kingdom	1,204,081	3,528,923	—	4,733,004
United States	50,834,724	770,284	—	51,605,008
Money Market Funds	2,892,742	5,696,635	—	8,589,377
Total Investments	$58,798,388	$24,853,223	$—	$83,651,611
Invesco V.I. Global Core Equity Fund